Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Metal sales	$ 459,016	$ 391,406
Cost of sales
Production costs	267,980	192,740
Inventory write-down	1,465	444
Depreciation and amortization	105,732	72,130
Cost of sales	375,177	265,314
Earnings from mine operations	83,839	126,092
Exploration and evaluation expenses	33,842	38,261
Mine standby costs	16,510	4,886
Other operating items	0	3,658
General and administrative expenses	46,806	54,574
Acquisition costs	0	4,270
Defined benefit pension plan expense	3,555	3,451
Share based payments	6,989	11,218
Impairment of property, plant, and equipment	447,808	0
Other write-down of assets	1,528	46,697
Foreign exchange loss (gain)	3,574	(2,382)
Loss from operations	(476,773)	(38,541)
Gain (loss) on disposal of assets	130	(462)
Gain on derivatives and other investments	665	27,425
Other income	16,151	17,575
Asset retirement obligation accretion	(2,038)	(2,006)
Interest and financing costs	(4,264)	(3,199)
Earnings (loss) from continuing operations before income tax	(466,129)	792
Income tax expense (recovery)	(86,498)	19,383
Loss from continuing operations	(379,631)	(18,591)
Loss from discontinued operations	0	(2,797)
Net loss for the year	(379,631)	(21,388)
Attributable to:
Shareholders of the Company	(361,884)	(9,935)
Non-controlling interests	(17,747)	(11,453)
Net loss for the year	(379,631)	(21,388)
Net loss attributable to shareholders of the Company:
Continuing operations	(361,884)	(7,138)
Discontinued operations	0	(2,797)
Shareholders of the Company	$ (361,884)	$ (9,935)
Weighted average number of shares outstanding
Basic (in shares)	158,509	150,531
Diluted (in shares)	158,509	150,531
Net loss per share attributable to shareholders of the Company:
Basic loss per share (USD per share)	$ (2.28)	$ (0.07)
Diluted loss per share (USD per share)	(2.28)	(0.07)
Net loss per share attributable to shareholders of the Company - continuing operations:
Basic loss per share (USD per share)	(2.28)	(0.05)
Diluted loss per share (USD per share)	$ (2.28)	$ (0.05)